Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Schedule of maturities of the operating lease liability

Maturities of the operating lease liability as of December 31, 2022 are as follows (in thousands):

Minimum
lease
payments
2023	$412
Total undiscounted lease payments	412
Less: imputed interest	(33)
Total operating lease liability	$379